Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule Of Regulatory Assets and Liabilities [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2016	2015
Regulatory assets
Deferred income tax regulatory assets	$632	$431
Pension and post-retirement medical plan	373	12
Environmental remediations	49	-
Unamortized defeasance costs	39	46
2015 demand side management deferral	32	36
GBPC Hurricane Matthew restoration	28	-
Stranded cost recovery	27	28
Debt basis adjustment	19	-
Deferrals related to derivative instruments	15	68
Cost-recovery clauses	12	-
Deferred bond refinancing costs	9	-
Regulated fuel adjustment mechanism	-	14
Other	87	64
	$1,322	$699
Current	$80	$94
Long-term	1,242	605
Total regulatory assets	$1,322	$699
Regulatory liabilities
Accumulated reserve - cost of removal	990	94
Deferrals related to derivative instruments	230	$210
Cost-recovery clauses	153	-
Regulated fuel adjustment mechanism	94	42
Transmission and delivery storm reserve	75	-
Self-insurance fund (notes 7 and 33)	30	87
Deferred income tax regulatory liabilities	26	18
Bill reduction credit (note 4)	10	-
Other	31	14
	$1,639	$465
Current	$362	$112
Long-term	1,277	353
Total regulatory liabilities	$1,639	$465

Fuel Adjustment Mechanism [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2016	2015
(Over) under recovery of current period Fuel costs	$29	$(24)
Recovery from customers of prior years’ Fuel costs	12	56
Application of non-fuel revenues	20	45
Regulated fixed cost deferral related to 2015 demand side management	-	(35)
Regulated fuel adjustment mechanism	$61	$42